GENERAL (Tables)	12 Months Ended
Dec. 31, 2024
General
SCHEDULE OF PRINCIPAL ACTIVITIES OF SUBSIDIARIES

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

		Country of business /	Group’s effective equity interest held
Name of entity	Principal activities	incorporation	2023	2024
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	95

LongevityBank Pte Ltd (the former name: IPSCBank Pte Ltd)	Stem cell and immune cell banking	Singapore	100	90

Held by LongevityBank Pte Ltd

IPSC Depository Sdn Bhd	Processing and banking of cells including cord blood stem cells, research and development on cord blood derived cell-based therapy	Malaysia	100	90

SCHEDULE OF FINANCIAL INFORMATION OF NON-CONTROLLING INTERESTS

The following table illustrates the summarized financial information of the Group’s material NCI (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the subsidiaries, if any.

	2022	2023	2024
	S$	S$	S$

Revenue	-	-	69,501
Loss before tax	-	-	(96,735)
Income tax expenses	-	-	-
Loss after tax	-	-	(96,735)
Loss allocated to NCI	-	-	(4,753)
Other comprehensive income allocated to NCI	-	-	-
Total comprehensive loss allocated to NCI	-	-	(4,753)

Cash flows generated from operating activities	-	-	32,697
Cash flows used in investing activities	-	-	(808,924)
Cash flows generated from financing activities	-	-	849,938
Net cash inflows	-	-	73,711

	2023	2024
	S$	S$

Current assets	-	141,490
Non-current assets	-	811,158
Current liabilities	-	(174,894)
Non-current liabilities	-	(31,290)
Net assets	-	746,464

Accumulated NCI	-	74,646
Less: fair value adjustments	-	-
Adjusted accumulated NCI	-	74,646